Summary of Significant Accounting Policies - Summary of Financial Position and Financial Performance of VIEs and Subsidiaries Reported in Consolidated Financial Statements (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jan. 01, 2025 CNY (¥)	Jan. 01, 2024 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 246,448		¥ 234,144	¥ 306,929	$ 35,242
Restricted cash	49		49		7
Accounts receivable	42,577		67,097		6,088
Prepaid expenses and other current assets	101,135		82,513		14,462
Total current assets	550,680		508,911		78,746
Property and equipment, net	22,455		26,410		3,211
Right-of-use assets	15,003		11,768		2,145
Other non-current assets	2,385		2,428		341
TOTAL ASSETS	590,523		549,517		84,443
Accrued Liabilities and Other Liabilities	123,280		104,422		17,628
Deferred revenue and customer advances	165,939		40,397		23,729	¥ 40,397	¥ 44,949
Operating Lease, Liability, Current	4,992		6,798		714
Total current liabilities	294,211		151,617		42,071
Operating Lease, Liability, Noncurrent	9,684		4,261		1,385
TOTAL LIABILITIES	303,895		155,878		$ 43,456
Total net revenues	106,024	$ 15,161	189,212	170,962
Net income	(154,416)	(22,081)	(192,927)	(311,782)
Net cash generated from (used in) operating activities	37,326	5,337	(139,218)	(212,075)
Net cash used in investing activities	(41,604)	(5,948)	35,594	(161,141)
Net cash (used in) generated from financing activities	25,460	$ 3,641	21,333	(51,357)
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	205,219		66,162
Restricted cash	49		49
Accounts receivable	41,422		67,097
Prepaid expenses and other current assets	93,686		74,184
Total current assets	340,376		207,492
Property and equipment, net	15,335		18,930
Right-of-use assets	10,289		8,457
Other non-current assets	1,465		1,465
Total non-current assets	27,089		28,852
TOTAL ASSETS	367,465		236,344
Accrued Liabilities and Other Liabilities	39,022		20,176
Deferred revenue and customer advances	165,798		40,198
Operating Lease, Liability, Current	3,759		4,758
Total current liabilities	208,579		65,132
Operating Lease, Liability, Noncurrent	6,319		3,171
Total non-current liabilities	6,319		3,171
TOTAL LIABILITIES	214,898		68,303
Total net revenues	103,842		186,343	168,085
Net income	¥ 9,228		¥ 17,878	¥ 42,291